united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2017

Shares				Fair Value

	EXCHANGE TRADED FUNDS - 0.3%
	DEBT FUND - 0.3%
16,900	PowerShares Senior Loan Portfolio			$ 393,263
	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)			393,263

	MUTUAL FUNDS - 5.3%
	DEBT FUNDS - 5.3%
13,027	BlackRock Floating Rate Income Strategies Fund, Inc.			186,286
192,902	Fidelity Floating Rate High Income Fund			1,869,218
439,679	Vanguard Short-Term Investment Grade Fund			4,704,567
	TOTAL MUTUAL FUNDS (Cost $6,783,089)			6,760,071

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES * - 92.9%
	AEROSPACE/DEFENSE - 0.3%
$ 390,000	L3 Communications Corp.	5.2000	10/15/2019	$ 417,120

	AGENCY COLLATERAL CMO - INTEREST ONLY 10.8%
1,327,294	Fannie Mae Interest Strip	5.5000	1/25/2038	246,713
131,400	Fannie Mae Interest Strip	5.0000	10/25/2044	17,444
1,140,984	Fannie Mae Interest Strip	4.5000	7/25/2042	296,916
657,267	Fannie Mae Interest Strip	4.5000	7/25/2042	148,449
1,100,524	Fannie Mae REMICS	4.0000	3/25/2041	179,491
1,178,588	Fannie Mae REMICS	2.5000	6/25/2043	169,189
1,201,350	Fannie Mae REMICS	6.0000	12/25/2039	222,672
2,239,830	Fannie Mae REMICS	4.1620	1/25/2044	318,075
1,727,584	Fannie Mae REMICS	6.9870	11/25/2036	331,532
909,956	Fannie Mae REMICS	7.6240	12/25/2036	153,889
484,184	Fannie Mae REMICS	6.5190	3/25/2040	101,936
602,363	Fannie Mae REMICS	6.0000	4/25/2036	115,279
932,639	Fannie Mae REMICS	5.5000	6/25/2037	178,401
2,907,903	Fannie Mae REMICS	3.5000	5/25/2044	404,867
553,782	Fannie Mae REMICS	3.0000	8/25/2030	43,460
1,681,573	Fannie Mae REMICS	4.5000	9/25/2043	267,002
1,061,279	Fannie Mae REMICS	6.5000	11/25/2027	159,018
578,901	Fannie Mae REMICS	5.9740	12/25/2037	103,436
1,040,328	Fannie Mae REMICS	6.4150	3/25/2036	140,893
898,395	Fannie Mae REMICS	6.4320	5/25/2037	145,079
2,122,987	Fannie Mae REMICS	6.9870	6/25/2037	366,139
31,391,823	Fannie Mae REMICS	4.8890	6/25/2045	48,795
306,466	Fannie Mae REMICS	7.0170	7/25/2035	52,870
29,683	Fannie Mae REMICS	4.9050	7/25/2041	29,987
1,468,051	Fannie Mae REMICS	5.5000	5/25/2033	288,143
353,626	Fannie Mae REMICS	7.5000	10/25/2023	56,388
2,068,563	Freddie Mac REMICS	3.5000	7/15/2043	281,350
3,961,338	Freddie Mac REMICS	3.5000	5/15/2045	612,649
1,103,728	Freddie Mac REMICS	4.0000	12/15/2041	152,354
1,892,764	Freddie Mac REMICS	3.5000	3/15/2043	276,286
1,406,391	Freddie Mac REMICS	3.5000	6/15/2043	171,676
1,992,616	Freddie Mac REMICS	3.5000	4/15/2044	249,318
1,925,072	Freddie Mac REMICS	4.0000	9/15/2044	185,860
871,712	Freddie Mac REMICS	5.0000	8/15/2038	5,982
2,371,795	Freddie Mac REMICS	1.1000	3/15/2034	97,466
1,389,992	Freddie Mac REMICS	3.5000	3/15/2043	194,833
3,498,737	Freddie Mac REMICS	3.5000	4/15/2038	350,520
1,093,268	Freddie Mac REMICS	4.0000	5/15/2042	72,683
587,136	Freddie Mac REMICS	5.5000	8/15/2035	102,742
2,111,968	Freddie Mac REMICS	3.5670	6/15/2041	267,437
891,167	Freddie Mac REMICS	3.5000	4/15/2033	96,747
1,027,389	Freddie Mac REMICS	5.5000	7/15/2040	27,249
1,434,575	Freddie Mac REMICS	7.0230	1/15/2032	240,794
27,135	Freddie Mac REMICS	5.4030	2/15/2019	29,434
79,075	Freddie Mac REMICS	6.9800	2/15/2032	103,239
300,821	Freddie Mac REMICS	6.5150	3/15/2032	55,477
228,598	Freddie Mac REMICS	6.9560	3/15/2032	48,918
4,851,796	Freddie Mac REMICS	6.5190	4/15/2032	235,303
1,139,405	Freddie Mac REMICS	7.0330	5/15/2029	189,095
29,184,281	Freddie Mac REMICS	5.9320	5/15/2046	105,208
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	AGENCY COLLATERAL CMO - INTEREST ONLY 10.8% (Continued)
$ 390,572	Freddie Mac REMICS	6.6350	6/15/2031	$ 85,800
1,352,827	Freddie Mac REMICS	5.0440	1/15/2043	275,670
2,053,116	Freddie Mac REMICS	3.5000	3/15/2043	228,182
2,446,957	Freddie Mac REMICS	4.5000	9/25/2037	429,591
1,544,096	Freddie Mac REMICS	5.0000	6/15/2038	312,920
2,494,013	Freddie Mac REMICS	4.0000	4/15/2043	485,109
798,457	Freddie Mac Strips	4.9940	12/15/2040	143,251
388,366	Freddie Mac Strips	6.4900	8/15/2036	79,322
1,302,802	Government National Mortgage Association	4.0000	12/20/2040	146,356
2,913,210	Government National Mortgage Association	3.5000	9/20/2023	422,066
657,371	Government National Mortgage Association	6.5000	8/16/2038	81,966
478,316	Government National Mortgage Association	3.8320	6/16/2042	89,833
349,019	Government National Mortgage Association	4.0000	12/16/2026	38,859
673,757	Government National Mortgage Association	6.7000	12/20/2042	115,135
7,997,850	Government National Mortgage Association	3.5000	1/20/2029	1,284,597
4,513,379	Government National Mortgage Association	3.5000	8/20/2040	409,996
910,702	Government National Mortgage Association	3.5000	4/20/2044	124,968
379,311	Government National Mortgage Association	3.0000	7/20/2041	44,153
1,159,643	Government National Mortgage Association	4.5000	3/20/2044	187,348
				13,723,805
	AIRLINES - 4.7%
500,000	American Airlines Group	6.1250	6/1/2018	517,080
2,000,000	American Airlines Group^	4.6250	3/1/2020	2,071,240
226,504	Continental Airlines 2000-1 Class A-1 Pass Through Trust	7.2100	11/1/2020	252,836
500,000	Continental Airlines 2012-3 Class C-1 Pass Through Trust	5.9500	4/29/2018	514,375
1,266,530	Continental Airlines 2004-ERJ1 Pass Through Trust	9.5580	3/1/2021	1,345,688
433,627	Continental Airlines 2010-A Pass Through Trust	4.7500	7/12/2022	459,644
117,589	Delta Air Lines 2010-1 Class A Pass Through Trust	6.2000	7/2/2018	122,145
40,760	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	42,339
203,848	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022	211,461
300,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018	308,316
114,246	Virgin Australia 2013-1B Pass Through Trust^	6.0000	10/23/2020	117,387
				5,962,511
	AUTO MANUFACTURERS - 1.8%
500,000	Daimler Finance North America LLC^	1.6500	3/2/2018	500,465
625,000	Ford Motor Credit Co LLC	2.5970	11/4/2019	630,995
300,000	Ford Motor Credit Co LLC	2.0000	8/20/2018	299,089
115,000	Ford Motor Credit Co LLC	2.5700	8/20/2018	115,070
500,000	General Motors Co	3.5000	10/2/2018	509,357
250,000	General Motors Financial Co, Inc.	4.3700	9/25/2021	264,755
				2,319,731
	AUTO PARTS & EQUIPMENT - 0.4%
500,000	Delphi Automotive PLC	3.1500	11/19/2020	512,717

	BANKS - 10.3%
268,000	Bank of America Corp	2.7800	11/18/2020	272,955
500,000	Bank of America Corp	2.7600	9/28/2020	510,190
650,000	Banque Federative du Credit Mutuel SA^	2.5000	10/29/2018	655,939
500,000	Barclays Bank PLC	3.0000	2/22/2021	497,815
250,000	Citigroup, Inc.	2.4800	12/15/2020	253,606
450,000	Citigroup, Inc.	3.0000	8/11/2020	454,401
1,500,000	Credit Agricole SA^	8.3750	10/29/2049	1,680,150
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	592,968
344,000	Goldman Sachs Group, Inc.	2.4500	7/15/2020	347,474
250,000	Goldman Sachs Group, Inc.	2.3700	8/26/2020	253,794
985,000	HBOS PLC^	6.7500	5/21/2018	1,021,592
252,000	HSBC Bank USA NA	4.8700	8/24/2020	272,193
2,500,000	Jacobs Douwe Egberts	1.3750	7/2/2022	2,512,500
263,000	JPMorgan Chase & Co.	1.9000	10/29/2020	264,846
400,000	Manufacturers & Traders Trust Co.	1.6900	12/1/2021	397,005
1,116,030	Manwin Licensing Intl.	14.0000	10/18/2018	1,255,534
311,000	Morgan Stanley	4.5400	10/27/2018	320,103
333,000	Morgan Stanley	3.7900	9/30/2017	333,969
500,000	National Westminster Bank PLC	1.8000	11/29/2049	417,232
700,000	Wells Fargo & Co.	7.9800	3/29/2049	726,250
				13,040,516

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BEVERAGES - 2.4%
$ 100,000	Anheuser Busch Worldwide, Inc.^	7.7500	1/15/2019	$ 108,656
400,000	Coca-Cola European Partners US LLC	3.2500	8/19/2021	409,859
500,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018	504,027
350,000	Constellation Brands, Inc.	3.8750	11/15/2019	364,032
1,000,000	Keurig Green Mountain, Inc.	5.5500	3/3/2021	996,880
10,000	Wells Enterprises. Inc.^	6.7500	2/1/2020	10,358
650,000	WM Wrigley Co.^	2.0000	10/20/2017	650,609
				3,044,421
	BUILDING MATERIALS - 0.3%
325,000	Martin Marietta Materials, Inc.	6.6000	4/15/2018	335,696

	CASINOS & GAMING - 0.9%
1,061,000	MGM Resorts international	5.2500	3/31/2020	1,128,373

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
284,967	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035	62,453
35,659	Banc of America Funding 2004-D Trust	2.9800	6/25/2034	35,267
19,198	Banc of America Mortgage 2004-A Trust	3.5900	2/25/2034	19,213
49,177	Banc of America Mortgage 2004-C Trust	3.2200	4/25/2034	49,602
14,288,638	BCAP LLC Trust 2007-AA2	0.4400	4/25/2037	231,589
39,919	Bear Stearns ARM Trust 2003-4	3.1300	7/25/2033	40,167
31,578	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	32,421
26,634	Chase Mortgage Finance Trust Series 2007-A1	3.1300	2/25/2037	26,796
104,058	CHL Mortgage Pass-Through Trust 2004-7	2.9800	5/25/2034	103,119
142,906	Citigroup Commercial Mortgage Trust	5.3390	12/25/2035	138,335
31,787	Citigroup Global Markets Mortgage Securities VII, Inc.^	6.0000	9/25/2033	32,330
54,817	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4	1.2300	6/25/2034	51,223
38,859	First Horizon Alternative Mortgage Securities Trust 2006-FA1	1.5300	4/25/2036	38,003
118,443	GSR Mortgage Loan Trust 2004-14	3.2000	12/25/2034	121,235
588,172	GSR Mortgage Loan Trust 2004-2F	6.8700	1/25/2034	96,520
37,785	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	38,411
206,897	Impac CMB Trust Series 2004-4	1.6800	9/25/2034	190,020
25,313	Impac CMB Trust Series 2004-5	1.7000	10/25/2034	24,334
128,436	Impac CMB Trust Series 2004-6	1.6000	10/25/2034	121,056
174,601	JP Morgan Mortgage Trust 2005-A1	3.2800	2/25/2035	173,667
25,870	Lehman XS Trust Series 2005-1	2.2800	7/25/2035	25,749
23,101	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	24,290
46,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	46,834
80,361	Morgan Stanley Mortgage Loan Trust 2004-10AR	3.0390	11/25/2034	78,900
27,586	Morgan Stanley Mortgage Loan Trust 2004-7AR	3.2100	9/25/2034	28,318
107,143	Residential Asset Mortgage Product	7.5000	12/25/2031	106,560
46,473	Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	48,240
66,117	Structured Asset Securities Corp	4.0700	9/25/2026	66,386
43,230	Structured Asset Securities Corp Mo Pa Th Ce Se 1998-3	1.7800	3/25/2028	43,225
103,903	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035	39,849
120,365	Wilshire Funding Corp	7.2500	8/25/2027	117,984
				2,252,096
	COMMERCIAL SERVICES - 0.9%
1,000,000	Graham Holdings Co.	7.2500	2/1/2019	1,070,000

	COMPUTERS - 1.3%
1,647,000	EMC Corp.	1.8750	6/1/2018	1,641,333

	DIVERSIFIED FINANCIAL SERVICES - 5.7%
500,000	Air Lease Corp	2.6250	9/4/2018	504,433
375,000	Ally Financial, Inc.	3.3500	5/15/2019	375,022
909,000	Ally Financial, Inc.	3.5000	1/27/2019	924,908
496,000	Ally Financial, Inc.	4.7500	9/10/2018	511,029
700,000	Ally Financial, Inc.	6.2500	12/1/2017	710,675
1,377,000	CIT Group, Inc.	3.8750	2/19/2019	1,413,146
552,000	International Lease Finance Corp	5.5300	4/1/2019	586,440
500,000	International Lease Finance Corp-Capital Trust I^	4.5400	12/21/2065	478,450
650,000	Navient Corp.	8.4500	6/15/2018	684,255
586,000	Springleaf Finance Corp.	6.5000	9/15/2017	588,564
469,000	Springleaf Finance Corp.	6.9000	12/15/2017	477,208
				7,254,130
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	ENTERTAINMENT - 0.4%
$ 488,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.^	5.0000	8/1/2018	$ 490,440

	FOREST PRODUCTS & PAPER - 0.6%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024	782,060

	HEALTHCARE-PRODUCTS - 1.4%
447,000	Mallinckrodt International	3.5000	4/15/2018	450,911
1,250,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,266,013
				1,716,924
	HEALTHCARE-SERVICES - 1.0%
740,000	HCA-The Healthcare Company, Inc.	3.7500	3/15/2019	758,500
500,000	Quest Diagnostics, Inc.	4.7500	1/30/2020	533,194
				1,291,694
	HOME EQUITY ASSET BACKED SECURITIES - 7.4%
90,549	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1	6.5900	6/25/2031	95,329
88,969	ABFC 2002-OPT1 Trust	2.1700	4/25/2032	89,305
212,368	ACE Securities Corp Home Equity Loan Trust Series 2003-OP1	3.2500	12/25/2033	200,630
64,098	AFC Trust Series 2000-1	1.1100	3/25/2030	60,905
43,264	Ameriquest Mort Sec Inc Asset Backed Ser 2003-10	3.7000	12/25/2033	43,016
102,945	Ameriquest Mort Sec Inc Asst Back Pas Thr Certs Ser 2003-9	3.7800	9/25/2033	100,508
33,205	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	3.3300	1/25/2034	32,859
25,250	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	1.9000	1/25/2034	25,009
177,833	Amortizing Residential Collateral Trust 2002-BC6	3.2400	8/25/2032	166,436
57,839	Amresco Residential Securities Corp Mortgage Loan Trust 1998-1	7.0000	1/25/2028	57,923
13,706	AMSI 2003-11AF6 Mortgage	5.6000	12/25/2033	13,813
231,087	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6	3.2500	11/25/2033	221,712
267,385	Bear Stearns Asset Backed Securities I Trust 2004-BO1	6.7700	8/25/2034	247,895
135,000	Bear Stearns Asset Backed Securities I Trust 2004-FR3	2.8800	10/25/2034	132,496
663,368	Bear Stearns Asset Backed Securities I Trust 2004-HE7	3.4800	9/25/2034	639,653
31,794	Bear Stearns Asset Backed Securities Trust 2003-ABF1	1.5200	1/25/2034	31,048
251,827	Bear Stearns Asset Backed Securities Trust 2003-SD3	4.2600	10/25/2033	240,434
18,119	Bear Stearns Asset Backed Securities Trust 2003-SD2	1.6200	6/25/2036	17,887
29,885	Bravo Mortgage Asset Trust^	1.4900	7/25/2036	29,271
165,236	Carrington Mortgage Loan Trust Trust	3.3200	8/25/2034	149,942
61,552	Carrington Mortgage Loan Trust Series 2006-NC4	1.2800	10/25/2036	61,378
197,145	CDC Mortgage Capital Trust 2004-HE1	1.9960	11/25/2034	180,397
99,260	CDC Mortgage Capital Trust 2004-HE3	1.9960	6/25/2034	87,885
6,660	Chase Funding Trust Series 2002-2	5.5990	9/25/2031	6,662
146,801	Citigroup Global Markets Mortgage Securities VII, Inc.	1.8100	9/25/2028	144,947
41,338	Conseco Finance Corp.	1.4700	8/15/2033	41,447
30,421	Conseco Finance Corp.	1.9200	3/15/2028	32,327
295,218	Countrywide Asset-Backed Certificates	3.0300	8/25/2034	290,203
118,568	Countrywide Asset-Backed Certificates^	4.7700	3/25/2032	114,420
69,208	Countrywide Home Equity Loan Trust	1.4700	4/15/2030	67,867
61,035	Credit Suisse First Boston Mortgage Securities Corp.	6.9900	2/25/2031	61,765
202,549	Credit-Based Asset Servicing & Securitization	4.0800	3/25/2034	198,580
303,325	Credit-Based Asset Servicing & Securitization LLC	2.9500	7/25/2035	302,698
78,092	CWABS Inc Asset-Backed Certificates Trust	2.4200	11/25/2034	78,174
112,731	CWABS Inc Asset-Backed Certificates Trust	2.1300	11/25/2034	112,304
25,329	Equity One Mortgage Pass-Through Trust	5.6600	11/25/2032	25,961
285,311	Finance America Mortgage Loan Trust	2.2500	8/25/2034	278,765
249,797	Finance America Mortgage Loan Trust	3.4400	8/25/2034	241,532
56,665	First Franklin Mortgage Loan Trust	2.3700	4/25/2032	56,295
40,000	GSAA Trust	5.2900	11/25/2034	40,466
195,285	Home Equity Asset Trust 2004-4	3.2700	10/25/2034	189,551
207,037	Home Equity Asset Trust	3.4100	3/25/2034	204,777
23,117	Long Beach Mortgage Loan Trust 2004-1	2.0700	2/25/2034	22,933
60,642	Meritage Mortgage Loan Trust 2003-1	3.1000	11/25/2033	60,610
103,638	Meritage Mortgage Loan Trust	4.0500	11/25/2033	100,303
281,022	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	2.9500	7/25/2035	275,151
92,380	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2	3.7000	7/25/2034	84,899
21,821	Morgan Stanley ABS Capital I, Inc. Trust 2003-HE1	3.7800	5/25/2033	21,656
23,283	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC4	4.1500	4/25/2034	22,759
553,521	Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1	2.6500	11/25/2034	516,334
150,903	Morgan Stanley ABS Capital, Inc.	5.1860	7/25/2034	147,553
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value
	HOME EQUITY ASSET BACKED SECURITIES - 7.4% (Continued)
$ 80,423	New Century Home Equity Loan Trust^	1.9000	10/25/2033	$ 80,044
84,291	New Century Home Equity Loan Trust Series 2003-4	3.8500	10/25/2033	83,844
264,148	New Century Home Equity Loan Trust Series 2003-B	3.2500	11/25/2033	259,745
136,368	NovaStar Mortgage Funding Trust Series 2003-4	2.3500	2/25/2034	131,405
1,843	NovaStar Mortgage Funding Trust Series 2004-1	1.8400	6/25/2034	1,788
147,766	NovaStar Mortgage Funding Trust Series 2004-2	3.0300	9/25/2034	138,521
24,526	Option One Mort Acceptance Corp Asset Back Cert Ser 2003 2	3.3200	8/25/2033	23,876
223,805	RAMP Series 2002-RS3 Trust	5.0160	6/25/2032	206,761
69,939	Saxon Asset Securities Trust 2002-1	2.5800	11/25/2031	58,372
64,629	Saxon Asset Securities Trust 2003-3	3.1800	12/25/2033	59,378
153,018	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.4300	2/25/2034	147,457
424,871	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.8000	2/25/2034	403,125
217,921	Security National Mortgage Loan Trust^	1.6300	4/25/2037	209,067
208,588	Specialty Underwriting & Residential Finance	2.6700	10/25/2035	190,323
347,285	Structured Asset Investment Loan Trust	2.4800	8/25/2034	330,580
109,279	Structured Asset Securities Co 2.10195% 2/25/2035	2.1000	2/25/2035	78,721
89,566	Structured Asset Securities Corp	4.5500	2/25/2035	64,763
114,760	Terwin Mortgage Trust Series TMTS 2003-2HE	3.3800	7/25/2034	114,951
80,452	Terwin Mortgage Trust Series TMTS 2004-16SLB^	5.5500	10/25/2034	79,797
				9,329,188
	INSURANCE - 0.3%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023	322,851

	INDUSTRIAL - 1.1%
600,000	SBA Tower Trust^	2.8980	10/15/2019	603,943
795,000	SBA Tower Trust^	3.5980	4/15/2018	795,620
				1,399,563
	INTERNET - 0.6%
734,000	IAC Interactive Corp.	4.7000	11/30/2018	742,625

	INVESTMENT COMPANIES - 0.6%
776,000	Ares Capital Corp.	4.8750	11/30/2018	804,049

	MEDIA - 4.5%
1,283,000	Cablevision Systems Corp	7.7500	4/15/2018	1,331,113
776,000	Cablevision Systems Corp	8.6250	9/15/2017	781,820
739,000	Charter Communications Operating LLC	4.4600	7/23/2022	791,672
835,000	Cox Communications, Inc.^	6.2500	6/1/2018	863,717
750,000	DIRECTV Holdings LLC / DIRECTV Financing Co, Inc.	5.0000	3/1/2021	816,295
805,000	DISH DBS Corp	4.2500	4/1/2018	816,069
305,000	Time Warner Cable LLC	5.0000	2/1/2020	324,937
				5,725,623
	MINING - 0.2%
250,000	Newmont Mining Corp.	5.1250	10/1/2019	265,614

	MISCELLANEOUS - 0.6%
750,000	General Electric, Co.	5.0000	12/29/2049	791,655

	MUNICIPAL - 0.1%
145,000	Grant County Public Utility District No 2	5.2900	1/1/2020	150,880

	OIL & GAS - 4.1%
630,000	BG Energy Capital PLC^	4.0000	12/9/2020	666,641
2,182,000	Petrobras Global Finance	3.0000	1/15/2019	2,184,182
2,177,000	Petrobras Global Finance BV	5.7500	1/20/2020	2,277,926
				5,128,749
	OTHER ASSET BACKED SECURITIES - 7.4%
850,000	ACIS Clo LTD^	2.9200	5/1/2027	856,375
1,250,000	B&M Clo LTD^	5.0700	4/16/2026	1,246,900
1,000,000	FCO 2016-7A D^	6.4700	12/15/2028	1,015,000
500,000	Figueroa Clo 2013-1 Ltd.^	4.8100	3/21/2024	501,241
566,676	Fortress Credit BSL Ltd.^	2.4800	1/19/2025	567,538
750,000	Ice Global Credit Clo Ltd.^	3.8100	4/20/2024	737,814
1,000,000	SYMP 2014-14A B1R^	3.1300	7/14/2026	1,008,828
500,000	Symphony Clo II Ltd.^	2.6900	10/25/2020	501,501
600,000	Tralee Clo II Ltd.^	5.0200	4/20/2025	600,000
1,000,000	Venture CDO Ltd.	3.4500	4/15/2026	1,001,262
1,323,797	Zais Clo 1 Ltd.^	2.6900	4/15/2026	1,328,039
				9,364,498

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	PHARMACEUTICALS- 2.0%
$ 790,000	Actavis Funding SCS	3.0000	3/12/2020	$ 808,971
750,000	Baxalta, Inc.	2.0000	6/22/2018	751,701
500,000	Mylan, Inc.	2.5500	3/28/2019	504,564
500,000	Zoetis, Inc.	3.4500	11/13/2020	518,693
				2,583,929
	PIPELINES - 3.7%
300,000	DCP Midstream LLC^	5.8500	5/21/2043	281,250
350,000	DCP Midstream LLC^	9.7500	3/15/2019	391,562
1,877,000	DCP Midstream Operating LP	2.5000	12/1/2017	1,877,000
242,000	Energy Transfer Partners LP	4.1500	10/1/2020	252,554
700,000	IFM US Colonial Pipeline 2 LLC^	6.4500	5/1/2021	758,775
1,000,000	Midcontinent Express PIP^	6.7000	9/15/2019	1,073,750
				4,634,891
	PRIVATE EQUITY - 1.7%
2,129,000	Ichan Enterprise LP	4.8700	3/15/2019	2,159,764

	REITs (REAL ESTATE INVESTMENT TRUSTS) - 3.2%
115,000	American Tower Trust 1^	1.5500	3/15/2018	114,830
150,000	American Tower Trust 1^	3.0700	3/15/2023	151,774
1,141,000	iStar, Inc.	4.0000	11/1/2017	1,142,712
1,217,000	iStar, Inc.	4.8700	7/1/2018	1,226,128
1,269,000	Potlatch Corporation	7.5000	11/1/2019	1,395,900
				4,031,344
	RETAIL - 1.8%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	271,348
1,964,000	Hertz Corp.	6.7500	10/1/2020	1,964,000
				2,235,348

	SOFTWARE & SERVICES - 1.3%
750,000	Dun & Bradstreet Corp.	3.2500	12/1/2017	754,299
850,000	Neilsen Finance LLC	4.5000	10/1/2020	862,750
				1,617,049
	TELECOMMUNICATIONS - 4.2%
1,594,000	Crown Castle Towers LLC^	4.8830	8/15/2020	1,700,265
1,500,000	Crown Castle Towers LLC^	6.1130	1/15/2020	1,615,160
2,000,000	Sprint Spectrum Co LLC^	3.3600	9/20/2021	2,032,400
				5,347,825
	TRUCKING & LEASING - 1.8%
500,000	Penske Truck Leasing Co.^	3.3750	3/15/2018	505,542
1,803,000	Navistar International Corp.	4.5000	10/15/2018	1,821,030
				2,326,572
	UTILITIES - 1.3%
500,000	EDP Finance BV^	6.0000	2/2/2018	510,773
500,000	Enel Finance International^	6.2500	9/15/2017	502,592
450,000	Entergy Corp.	5.1250	9/15/2020	486,438
100,000	PPL Capital Funding, Inc.	4.0200	3/30/2067	98,500
				1,598,303

	TOTAL BONDS & NOTES (Cost $115,774,439)			117,543,887

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	PREFERRED STOCK - 0.3%
	BANKS - 0.3%
$ 7,400	Citigroup, Inc.	6.8700	Perpetual	$ 221,778
5,000	Northern Trust Corp.	5.8500	Perpetual	135,450
				357,228

	TOTAL PREFERRED STOCK (Cost $325,070)			357,228

	TOTAL INVESTMENTS - 98.8% (Cost $123,303,317)(A)			$ 125,054,449
	OTHER ASSETS LESS LIABILITIES - 1.2%			1,473,019
	TOTAL NET ASSETS - 100.0%			$ 126,527,468

HELOC - Home Equity Line of Credit
REMIC - Real Estate Mortgage Investment Conduits
LP - Limited Partnership
* Non-income producing security
+ Fair valued determined using Level 3 measurements. As of July 31, 2017 fair valued securities had a market value of $782,060 and represented 0.6% of Total Net Assets.
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 23.9% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(A) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $123,310,571 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	2,806,839
			Unrealized depreciation	(1,062,961)
			Net unrealized appreciation	1,743,878

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future optios are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at at public accounting firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quaterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 393,263	$ -	$ -	$ 393,263
Mutual Funds	6,760,071	-	-	6,760,071
Bonds & Notes (a)	-	116,761,827	782,060	117,543,887
Preferred Stock	357,228	-	-	357,228
Total	$ 7,510,562	$ 116,761,827	$ 782,060	$ 125,054,449

(a) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.
(b) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
The following is a reconciliation of assets in which level 3 inputs were used in determining value:
	Bonds & Notes	Total
Beginning Balance 11/1/2016	$ 783,719	$ 783,719
Total realized gain (loss)	-	-
Appreciation	(9,725)	(9,725)
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	8,066	8,066
Net transfers in/out of level 3
Ending Balance 7/31/2017	$ 782,060	$ 782,060

The unobservable inputs used in the fair value measurement of Carter Holt Harvey, a level 3 security, are as follows: 1) Review the spread in bps to the reference treasury of Weyerhauser 4.625% due 2023 (comparable forest product company). 2) Add the observed spread vs. treasury to the last observed trade spread differential between Weyerhauser and Carter. The last observable trade spread was 635 bps. 3) Check various news sources, industry research, and trade data to validate whether the trade spread differential referenced in step 3 remains valid. 4) Input the resulting total spread (635 + WY spread) into Carter’s Yield adjusted spread screen via Bloomberg terminal to determine the corresponding price for Carter.

It is the Fund’s policy to recognize transfers into or out of level 2 and level 3 at the end of the reporting period.

See Portfolio of Investments for Industry classifications.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/21/2017

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 9/21/2017